Fair Value of Financial Instruments and Concentration of Credit Risk - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail)	Jun. 30, 2023 $ / shares
Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Weighted Average Cost of Capital [Member] | Straight Preferred Stock Component [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	13
Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Weighted Average Cost of Capital [Member] | Control Premium Component [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	13
Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Control Premium [Member] | Control Premium Component [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	12
Valuation Technique Blackand Scholes [Member] | Measurement Input Weighted Average Cost of Capital [Member] | Embedded Option Component [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	13
Valuation Technique Blackand Scholes [Member] | Measurement Input, Price Volatility [Member] | Embedded Option Component [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	78
Valuation Technique Blackand Scholes [Member] | Measurement Input, Risk Free Interest Rate [Member] | Embedded Option Component [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	4
Valuation Technique Blackand Scholes [Member] | Measurement Input Strike Price [Member] | Embedded Option Component [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	3.5
Valuation Technique Blackand Scholes [Member] | Measurement Input, Share Price [Member] | Embedded Option Component [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	2.33